Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of activity of allowance for contractual adjustments and uncollectible accounts

	December 31, 2009	December 31, 2010	December 31, 2011
Beginning balance	$1,486	$1,661	$1,915
Provision	13	228	868
Write-offs and adjustments	162	26	(1,693)
Ending balance	$1,661	$1,915	$1,090

Schedule of estimated useful lives of assets

Asset Classification	Estimated Useful Life
Computer equipment and software	3 years
Furniture and fixtures	5 years
Automobiles	5 years
Machinery and equipment	5-7 years
Buildings	10-20 years

Leasehold improvements	Lesser of useful life or lease term

Schedule of geographic revenues (based on shipment destination or services location)

	Year Ended December 31,
	2009	2010	2011
Geographic revenues (based on shipment destination or services location)
United States	$48,876	$70,856	$67,014
Finland	—	—	41,264
Chile	8,505	233	15,891
China	8,391	6,875	11,589
Germany	6,023	7,933	5,866
United Kingdom	7,494	1,688	3,912
Korea	669	333	3,069
Japan	479	786	2,588
Austria	1,351	1,250	2,385
Czech Republic	3,086	1,633	—
Mexico	4,185	1,024	—
Malaysia	75	204	—
Other	1,915	4,497	5,569
	$91,049	$97,312	$159,147

Schedule of property, plant and equipment (based on location of asset)

	December 31, 2010	December 31, 2011
Property, plant and equipment (based on location of asset)
United States	$72,778	$72,539
China	61,830	65,948
Korea	9,390	6,716
	$143,998	$145,203

Schedule of revenues based on the revenue categories

	Year Ended December 31,
	2009	2010	2011
Transportation	$45,298	$43,673	$84,248
Electric grid	11,080	13,557	39,555
Commercial	20,141	16,596	15,277
Services	14,530	23,486	20,067
	$91,049	$97,312	$159,147

Schedule of production start-up expenditures

	Year Ended December 31,
Production start-up expenditures	2009	2010	2011
Aggregated production start-up expenditures	$1,524	$26,685	$13,810
Production start-up reimbursements	—	(5,621)	(4,589)
Production start-up expenses	$1,524	$21,064	$9,221

Schedule of assets measured at fair value on a recurring basis and the input categories associated with those assets

		As of December 31, 2010
	Fair Value at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset:
Money market funds	$174,603	$174,603	$—	$—
U.S. Treasury and government agency securities	17,333	—	17,333	––

		As of December 31, 2011
	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$160,944	$160,944	$—	$—

Schedule of potentially dilutive securities excluded from the calculation of diluted net loss per share, as the effect would be anti-dilutive

	December 31, 2009	December 31, 2010	December 31, 2011
Convertible debt upon conversion to common stock	—	—	19,965
Warrants to purchase common stock	45	45	45
Options to purchase common stock	10,640	10,783	11,967
Unvested restricted stock units	—	203	5,366
	10,685	11,031	37,343